STOCK OPTIONS (Summary of Activities of Unvested Stock Options) (Details) - Nonvested Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Awards
Unvested stock options, beginning	17,647	55,882
Granted	1,875,000
Cancelled/Forfeited	(11,765)
Vested	(349,632)	(38,235)
Unvested stock options, ending	1,531,250	17,647
Weighted Average Exercise Price
Unvested stock options, beginning	$ 9.49	$ 6.52
Granted	1.43
Cancelled/Forfeited	(12.75)
Vested	(1.31)	(6.86)
Unvested stock options, ending	$ 1.48	$ 9.49
Weighted Average Remaining Amortization Period (Years)
Unvested stock options at December 31, 2015	4 years 5 months 27 days